Shareholders' Equity (Detail Textuals 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014 Share_Warrant Warrant	Mar. 31, 2013	Dec. 31, 2013 Share_Warrant Warrant	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Number of common stock share included in each unit issued	1		1
Number of non-transferable warrant included in each unit issued	1		1
Number of common stock shares purchased under each warrant	0.3221		0.3221
Exercise price of warrant	14.00		14.00
Amount received for issuance of common stock for warrants exercised	$ 4,300,000		$ 4,264,941
Number of common stock shares issued on exercise of warrants	304,640		304,640
Total units sold under stock offering and private placement	945,789		945,789
Amount of units sold under stock offering and private placement	17,200,000		17,191,202
Declared and paid cash dividends on preferred stock	$ 27,000	$ 27,000	$ 111,000	$ 132,000	$ 206,000